Share-Based Compensation	12 Months Ended
Dec. 31, 2018
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Share-Based Compensation

Note 26: Share-Based Compensation

The Company operates a number of equity-settled compensation plans under which it receives services from employees as consideration for equity instruments of the Company. Each plan is described below:

Stock Incentive Plan

Under its stock incentive plan, the Company may grant stock options, TRSUs, performance restricted share units (“PRSUs”) and other awards to certain employees. As of December 31, 2018, there were 14,201,797 awards available for grant (2017 – 19,787,909). The maximum number of common shares issuable under the stock incentive plan decreased to 69,150,969 from 72,000,000, which reflects the Company’s share consolidation in November 2018. See note 25. The following table summarizes the methods used to measure fair value for each type of award and the related vesting period over which compensation expense is recognized:

Equity-settled
Type of award	Vesting period	Fair Value Measure	Compensation expense based on:
Stock options	Up to four years	Black-Scholes option pricing model	Fair value on business day prior to grant date
TRSUs	Up to five years	Closing common share price	Fair value on business day prior to grant date
PRSUs	Three-year performance period	Closing common share price	Fair value on business day prior to grant date

Additional information on each type of award is as follows:

Stock Options

The maximum term of an option is 10 years from the grant date. Under the plan, options may be granted by reference to the Company’s common share price on the NYSE or TSX.

The weighted-average fair value of options granted for the years ended December 31, 2018 and 2017 and principal assumptions used in applying the Black-Scholes option pricing model were as follows:

	2018	2017
Weighted-average fair value ($)	4.13	3.73
Weighted-average of key assumptions:
Share price ($)	39.49	42.30
Exercise price ($)	39.49	42.30
Risk-free interest rate	2.9%	2.1%
Dividend yield	3.4%	3.7%
Volatility factor	15%	15%
Expected life (in years)	5	5

The Black-Scholes model was developed for use in estimating the fair value of traded options that have no vesting restrictions. The model requires the use of subjective assumptions, including expected stock-price volatility. Historical data has been considered in setting the assumptions.

Time-Based Restricted Share Units (TRSUs)

TRSUs give the holder the right to receive one common share for each unit that vests on the vesting date. The holders of TRSUs have no voting rights and accumulate additional units based on notional dividends paid by the Company on its common shares on each dividend payment date, which are reinvested as additional TRSUs. The weighted-average fair value of TRSUs granted was $41.24 and $43.20 for the years ended December 31, 2018 and 2017, respectively.

Performance Restricted Share Units (PRSUs)

PRSUs give the holder the right to receive one common share for each unit that vests on the vesting date. The holders of PRSUs have no voting rights and accumulate additional units based on notional dividends paid by the Company on its common shares on each dividend payment date, which are reinvested as additional PRSUs. The percentage of PRSUs initially granted that vests depends upon the Company’s performance, typically over a three-year period, against pre-established performance goals. Between 0% and 200% of the initial amounts may vest for grants made from 2016 through 2017. The weighted-average fair value of PRSUs granted was $42.36 for the year ended December 31, 2017.

Employee Stock Purchase Plan (ESPP)

The Company maintains an ESPP whereby eligible employees can purchase common shares at a 15% discount to the closing share price on the NYSE on the last business day of each quarter. Each quarter, employees may elect to authorize payroll deductions from their eligible compensation, up to a maximum of $21,250 per year (or a comparable amount in foreign currency for the global ESPP). The discount is expensed as incurred. The maximum number of common shares that may be repurchased under the ESPP decreased to 20,388,909 from 21,000,000, which reflects the Company’s share consolidation in November 2018. See note 25.

The movement in the number of awards outstanding and their related weighted-average exercise prices are as follows:

	Stock Options	TRSUs	PRSUs	SARs	Total	Weighted- Average Exercise Price($)(1)
Awards outstanding (in thousands):
Outstanding at December 31, 2016	8,209	3,692	3,793	10	15,704	36.04
Granted	2,460	1,252	1,697	-	5,409	42.30
Exercised	(1,488)	(1,744)	(1,993)	(10)	(5,235)	34.04
Forfeited	-	(166)	(216)	-	(382)	-
Outstanding at December 31, 2017	9,181	3,034	3,281	-	15,496	38.04
Exercisable at December 31, 2017	3,344	-	-	-	3,344	35.69

Granted	1,865	1,617	499	-	3,981	39.49
Exercised	(2,300)	(1,601)	(1,914)	-	(5,815)	35.00
Forfeited(2)	(287)	(631)	(272)	-	(1,190)	-
Outstanding at December 31, 2018	8,459	2,419	1,594	-	12,472	39.11
Exercisable at December 31, 2018	3,396	-	-	-	3,396	38.13

(1) Represents the weighted-average exercise price for stock options and SARs. TRSUs and PRSUs are excluded as they entitle holders to receive common shares upon vesting without an associated exercise price.

(2) Primarily awards cancelled in connection with sale of the Company’s 55% interest in its Financial & Risk business (see Note 11).

In 2018, the weighted-average share price at the time of exercise for the awards described above was $44.76 per share (2017 - $43.97).

Share-based compensation expense for years ended December 31, 2018 and 2017 was as follows:

	Stock Options	TRSUs	PRSUs	ESPP	Total
December 31, 2018	7	25	13	3	48
December 31, 2017	8	19	30	3	60

Relative to the share-based awards outstanding at December 31, 2018, the Company expects to pay approximately $92 million at December 31, 2018 (2017 - $124 million) to tax authorities for employee withholding tax liabilities when these awards are exercised in the future.

The following table summarizes additional information relating to stock options outstanding at December 31, 2018:

Range of exercise prices(1)	Number Outstanding (in thousands)	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price for Awards Outstanding	Number Exercisable (in thousands)	Weighted-Average Exercise Price for Awards Exercisable
0.00 - 30.00	91	2.59	$27.36	91	$27.36
30.01 - 35.00	309	5.05	$33.74	309	$33.74
35.01 - 40.00	5,931	7.37	$38.42	2,493	$38.23
40.01 - 45.00	2,128	8.17	$42.30	503	$42.30
Total	8,459			3,396

(1) TRSUs and PRSUs are excluded as they entitle holders to receive common shares upon vesting without an associated exercise price.